Northern Lights Fund Trust III

Cozad Small Cap Value Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Cozad Small Cap Value Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 15, 2016, (SEC Accession 0001580642-16-012105).